Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Abstract]
2012	$ 1,487,000
2013	1,487,000
2014	508,000
2015	277,000
2016	242,000
Thereafter	307,000
Amortization of definite-lived intangible assets	$ 1,500,000	$ 2,100,000	$ 4,000,000